Significant accounting policies (Details)	12 Months Ended
Jun. 30, 2021
Motor vehicles [member]
Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Furniture, fixtures and other equipment [member] | Minimum [member]
Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Furniture, fixtures and other equipment [member] | Maximum [member]
Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Leasehold improvements
Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	Shorter of the remaining lease terms or estimated useful lives